Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Information Pertaining to the Activity in the Plan

Information pertaining to the activity in the plan is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—	$—
Employer contribution	—	302	—
Benefit payments	—	(302)	—

Fair value of plan assets at end of year	—	—	—

Change in benefit obligation:
Benefit obligation at beginning of year	1,091	1,245	828
Service cost	85	91	87
Interest cost	35	42	43
Benefit payments	—	(302)	—
Actuarial (gain) loss	(137)	15	287

Benefit obligation at end of year	1,074	1,091	1,245

Funded status at end of year	$(1,074)	$(1,091)	$(1,245)

Accrued benefit obligation at end of year	$(1,074)	$(1,091)	$(1,245)

Accumulated benefit obligation at end of year	$(1,000)	$(1,006)	$(1,153)

Assumptions Used to Determine Benefit Obligations

The assumptions used to determine benefit obligations are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	4.00%	3.50%	4.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.78%	3.06%	4.06%
Rate of premium increases	4.00%	4.00%	4.00%

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$85	$91	$87
Interest cost	35	42	43
Recognition of prior service cost	28	28	28
Amortization of unrecognized loss	61	68	—

	$209	$229	$158

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$—	$—	$—
Interest cost	24	30	33
Recognition of prior service cost	17	18	18
Recognized net actuarial loss	5	26	—

	$46	$74	$51

Assumptions Used to Determine Net Periodic Benefit Costs

The assumptions used to determine net periodic benefit costs are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.50%	4.25%	5.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Retirement age	72	72	72

	Years Ended December 31,
	2013	2012	2011
Discount rate	3.06%	4.06%	4.67%
Rate of premium increases	4.00%	4.00%	4.00%

Expected Future Contributions and Benefit Payments for the Plan	The expected future contributions and benefit payments for this plan are as follows:

Year Ending December 31,	Amount
(In thousands)
2014	$53
2015	55
2016	58
2017	60
2018	62
2019-2023	298

Weighted-Average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31, 2013, 2012 and 2011 are as follows:

	Weighted Average Assumptions
	2013	2012	2011
Expected term (years)	6.50	6.50	6.50
Expected dividend yield	0.44%	0.58%	0.62%
Expected volatility	30.94%	31.05%	29.84%
Expected forfeiture rate	—%	—%	—%
Risk-free interest rate	1.19%	1.18%	1.97%
Fair value of options granted	$5.82	$4.38	$4.07

Summary of Options and SARs Under Share-based Compensation Plan

A summary of options and SARs under the plan as of December 31, 2013, and activity during the year then ended, is presented below:

	Number of Shares	Weighted - Average Exercise Price
Options outstanding at beginning of year	897,450	$9.58
Options granted	49,700	18.52
Options exercised	(3,700)	9.47
SARs exercised	(10,000)	9.43

Options outstanding at end of year	933,450	$10.06

Options exercisable at end of year	763,540	$9.42

Share-based Compensation Stock Options Outstanding and Options Exercisable

The following table summarizes information about options outstanding and options exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted - Average Remaining Contractual Life (in years)	Weighted - Average Exercise Price	Number of Shares	Weighted - Average Remaining Contractual Life (in years)	Weighted - Average Exercise Price
$ 8.50 - 9.00	301,650	5.70	$8.90	240,300	5.70	$8.90
$ 9.00 - 9.50	509,000	4.87	9.49	496,000	4.84	9.49
$10.50 - 11.00	2,500	6.57	10.75	1,500	6.57	10.75
$11.00 - 11.50	5,000	6.48	11.13	3,000	6.48	11.13
$12.00 - 12.50	20,600	7.90	12.23	8,240	7.90	12.23
$13.00 - 13.50	25,000	7.86	13.29	7,500	7.70	13.32
$13.50 - 14.00	15,000	7.52	13.73	6,000	7.52	13.73
$16.00 - 16.50	5,000	8.95	16.30	1,000	8.95	16.30
$18.00 - 18.50	46,700	9.32	18.28	N/A	N/A	N/A
$22.00 - 22.50	3,000	9.81	22.24	N/A	N/A	N/A

	933,450	5.60		763,540	5.21

Non-vested Restricted Stock Activity

The following table summarizes the Company’s non-vested restricted stock activity for the year ended December 31, 2013:

	Number of Shares	Weighted - Average Grant - Date Fair Value
Non-vested restricted stock at beginning of year	119,055	$10.25
Granted	48,700	18.96
Vested	(63,895)	9.71
Forfeited	(50)	9.50

Non-vested restricted stock at end of year	103,810	14.68

Remaining Principal Balance Payable on ESOP Debt

At December 31, 2013, the remaining principal balance on the ESOP debt is payable as follows:

Year Ending December 31,	Amount
(In thousands)
2014	$310
2015	330
2016	351
2017	375
2018	399
Therafter	4,985

$6,750

Shares Held by ESOP	Shares held by the ESOP include the following:

	December 31,
	2013	2012
	(In thousands)
Allocated	207	166
Committed to be allocated	41	41
Unallocated	580	621

	828	828

Long-Term Health Care Plan [Member]
Information Pertaining to the Activity in the Plan

Information pertaining to activity in the plan is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—	$—
Employer contribution	48	44	44
Benefit payments	(48)	(44)	(44)

Fair value of plan assets at end of year	—	—	—

Change in benefit obligation:
Benefit obligation at beginning of year	801	759	737
Interest cost	24	30	33
Benefit payments	(48)	(44)	(44)
Actuarial (gain) loss	(45)	56	33

Benefit obligation at end of year	732	801	759

Funded status at end of year	$(732)	$(801)	$(759)

Accumulated benefit obligation at end of year	$(732)	$(801)	$(759)